Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account VA-2

Supplement to:

Overture Annuity

Prospectus Dated May 1, 2007

and Statement of Additional Information ("SAI")

Supplement Dated May 1, 2019

1.       Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
The Alger Portfolios	Fred Alger Management, Inc.
Alger Balanced Portfolio, Class I-2	Current income and long-term capital appreciation.
Calvert Variable Products, Inc. *	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. (“AIP”)**	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio*** – AIP**	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio***, Class I – AIP**	Index: S&P MidCap 400 Index.
Calvert Variable Series, Inc. *	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
Fidelity® Variable Insurance Products ****	Fidelity Management & Research Company
Fidelity® VIP Asset Manager Portfolio, Initial Class (1,2,4)	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Fidelity® VIP Asset Manager: Growth Portfolio, Initial Class (1,2,4)	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,4)	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class (2,4)	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.***
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,4)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Growth Portfolio, Initial Class (2,4)	Seeks to achieve capital appreciation.
Fidelity® VIP High Income Portfolio, Initial Class (2,4)	Seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,4)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Overseas Portfolio, Initial Class (2,3,4)	Seeks long-term growth of capital.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FMR Investment Management (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity Fund, Series I – Invesco Asset Management Limited	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® New Discovery Series, Initial Class	Seeks capital appreciation.
MFS® Utilities Series, Initial Class	Seeks total return.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Strategic Income Portfolio, Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Morgan Stanley VIF Global Strategist Portfolio, Class I – Morgan Stanley Investment Management Limited	Total return.
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.
***	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
****	FIDELITY and Contrafund are registered service marks of FMR LLC. Used with permission.

2.       The following language is added to your prospectus:

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from Ameritas Life Insurance Corp. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by:

  Calling our Customer Service Center at 800-745-1112, option 2, or

  Visiting ameritas.com and following these instructions:
•	Click on Account Access in the top right corner.
•	Select Life/Annuities/Disability and click Client Login.
•	If you are already registered for Account Access:

o Click on your variable policy number

o	Select the Electronic Consent tab and click Accept to indicate your preference for electronic information.
•	If you are not already registered:

o Select Register Now and follow the simple registration prompts. You’ll need your policy number, Social Security Number or tax identification number, and date of birth.

o Select the Electronic Consent tab and click Accept to indicate your preference for electronic information.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our Customer Service Center at 800-745-1112, option 2. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

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3.       The chart captioned Annual Policy Fee under the Charges, Base Policy Charges section, is deleted and replaced with the following chart:

	Guaranteed Maximum Fee	Current Fee
ANNUAL POLICY FEE (Deducted from Accumulation Value on the last valuation date of each Policy Year, and pro-rata on full surrender)	$30	$30
ADMINISTRATIVE EXPENSE FEE (Deducted from Accumulation Value on the last valuation date of each Policy Year)	0.20%	0.20%
SEPARATE ACCOUNT ANNUAL EXPENSES (Deducted daily from assets allocated to the Separate Account to equal the annual % shown )
MORTALITY & EXPENSE RISK CHARGE	1.25%	1.25%

4.       The Administrative Fees under the Charges Explained section is deleted and replaced with the following:

ADMINISTRATIVE FEES

Administrative fees help us cover our cost to administer your Policy.

Administrative Expense Fee

This fee is deducted from your Accumulation Value on the last valuation date of each Policy Year.

Annual Policy Fee

An annual Policy Fee is deducted from your Policy value on the last Business Day of each Policy Year and pro rata upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount or the Fixed Account bears to the total Policy value. The Policy Fee may be subject to maximum limits in certain states.

5.       In the Separate Account Value section, under the Important Policy Provisions, Your Policy Value, section, the description for the calculation of Subaccount Accumulation Unit value is being replaced with the following:

(a)	the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
(b)	the Subaccount’s share of the annual administrative expense fee on the Policy Anniversary; minus
(c)	the Subaccount’s share of the annual Policy fee on the Policy Anniversary or full surrender; minus
(d)	the daily mortality and expense risk charge; and this result divided by
(e)	the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

6.       In the Fixed Account Value section, under the Important Policy Provisions, Your Policy Value, the description of the calculation is replaced with the following:

(a)	the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
(b)	any net premiums credited since the end of the previous Policy Month; plus
(c)	any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
(d)	any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
(e)	any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
(f)	the Fixed Account’s share of the annual administrative expense fee on the Policy Anniversary; minus
(g)	the Fixed Account's share of the annual Policy fee on the Policy Anniversary or full surrender; plus
(h)	interest credited on the Fixed Account balance.

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7.       In the SAI, the Standardized Performance Reporting paragraph and the second paragraph under Yields is deleted and replaced with the following respectively:

Standardized Performance Reporting

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring fees that are charged to all Policy owners. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

The yield reflects all recurring fees that are charged to all Policy owners. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, such that no Policy fee is applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

8.       Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2018.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

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